PREPAID AND OTHER CURRENT ASSETS, NET (Schedule of Allowance for Doubtful Accounts) (Details) - Prepaid and Other Current Assets - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Allowance for doubtful accounts:
Balance at beginning of year/period	¥ (70)	¥ (70)
Addition (Note v)	0	(869)
Written off (Note v)		869
Balance at end of year/period	¥ (70)	¥ (70)